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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    York Management & Research, Inc.
Address: Reynolds Plaza, Suite 200
         1061 E. Indiantown Road
         Jupiter, Florida  33477

Form 13F File Number: 28-5080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David J.S. Nicholson
Title:   President
Phone:   (561) 743-6733

Signature, Place, and Date of Signing:

         /s/ David J.S. Nicholson Jupiter, Florida     11/12/99
         ________________________ ____________________ _________
              [Signature]            [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     96

Form 13F Information Table Value Total:     $59,487,151



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

         1.                                 David J. S. Nicholson



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
                   Form 13F INFORMATION TABLE


                                                         Item 5:
                   Item 2:                 Item 4:       Shares of Item 6:                       Item 8:  Voting
Item 1:            Title of      Item 3:   Fair Mkt      Principal Investment Discretion                   Item 7:
Name of Issuer     Class         CUSIP     Value         Amount    Sole Shared    Other  Mgrs.   Sole      Shared

ABERCROMBIE &
  FITCH  -CL A       Common Stock  002896207    858,375   25,200   X                     1        22,000
ADVANCED DIGITAL
  INFO CORP          Common Stock  007525108    278,125   10,000   X                     1        23,100
AMERN EAGLE
  OUTFITTERS INC     Common Stock  02553E106    295,469    6,100   X                     1         5,000
ANNTAYLOR STORES
  CORP               Common Stock  036115103    367,875    9,000   X                     1        14,200
APPLIED MATERIALS
  INC                Common Stock  038222105    559,350    7,200   X                     1         6,600
ASTORIA FINL
  CORP               Common Stock  046265104    292,125    9,500   X                     1         8,000
ATLANTIC
  RICHFIELD CO       Common Stock  048825103  2,049,875   23,000   X                     1        12,500
AVIS RENT A CAR
  INC                Common Stock  053790101    394,538   18,900   X                     1        23,800
BANK OF AMERICA
  CORP               Common Stock  060505104  1,141,594   20,500   X                     1        45,000
BEST BUY CO
  INC                Common Stock  086516101    217,000    3,500   X                     1        20,250
BLACK BOX CORP       Common Stock  091826107    262,500    5,000   X                     1        12,100
BLACKROCK INCOME
  TRUST INC          Common Stock  09247F100  1,094,375  175,100   X                     1        23,000
BLACKROCK INVT
  QLTY TERM TR       Common Stock  09247J102    143,200   17,900   X                     1        10,900
BLACKROCK N A
  GOVT INCM TR       Common Stock  092475102    173,075   17,200   X                     1         9,100
CEC ENTERTAINMENT
  INC                Common Stock  125137109    591,938   16,500   X                     1        41,000
CENTRAL EUROPEAN
  EQTY FD INC        Common Stock  153436100    460,426   37,395   X                     1        10,000
CHARTER ONE
  FINL INC           Common Stock  160903100    327,797   14,175   X                     1       175,100
CHECK POINT
  SOFTWARE TECHN     Common Stock  M22465104    278,644    3,300   X                     1        17,900
CHICOS FAS INC       Common Stock  168615102    272,500   10,000   X                     1        17,200
COMMERCE
  BANCSHARES INC     Common Stock  200525103    484,638   13,700   X                     1        22,500



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CONSOLIDATED
  GRAPHICS INC       Common Stock  209341106  1,011,000   24,000   X                     1        30,000
CSG SYSTEMS INTL
  INC                Common Stock  126349109    274,063   10,000   X                     1        37,395
DELL COMPUTER
  CORP               Common Stock  247025109    418,125   10,000   X                     1        13,500
DII GROUP INC        Common Stock  232949107    626,338   17,800   X                     1        10,000
DOLLAR THRIFTY
  AUTOMOTIVE GP      Common Stock  256743105    331,000   16,000   X                     1        13,700
ELECTRONICS FOR
  IMAGING INC        Common Stock  286082102    503,782    9,800   X                     1         2,650
EMERGING MKTS
  INFRAST FD INC     Common Stock  290921105    227,450   26,371   X                     1         8,200
EQUINOX SYSTEMS
  INC                Common Stock  294436100    116,875   10,000   X                     1        24,000
FIRST AUSTRALIA
  FUND               Common Stock  318652104    246,000   32,000   X                     1        13,600
FORD MOTOR CO        Common Stock  345370100    763,800   15,200   X                     1        22,300
FRANCE GROWTH
  FD INC             Common Stock  35177K108    871,513   61,700   X                     1        11,800
GENERAL ELECTRIC
  CO                 Common Stock  369604103  4,137,849   34,900   X                     1        25,600
GERMANY FUND         Common Stock  374143105    232,431   17,378   X                     1         9,800
GLOBAL HI INCOME
  DLR FD INC         Common Stock  37933G108    639,688   57,500   X                     1        35,700
HASBRO INC           Common Stock  418056107    215,000   10,000   X                     1        16,000
HOME DEPOT
  INC                Common Stock  437076102  1,921,500   28,000   X                     1        16,900
INSIGHT
  ENTERPRISES INC    Common Stock  45765U103    243,750    7,500   X                     1        26,100
INTEL CORP           Common Stock  458140100  1,486,250   20,000   X                     1        44,100
INTL BUSINESS
  MACHINES CORP      Common Stock  459200101  1,512,500   12,500   X                     1        50,000
IRT PROPERTY CO      Common Stock  450058102    135,000   15,000   X                     1        27,000
JAKKS PACIFIC INC    Common Stock  47012E106    555,000   14,800   X                     1        15,200
JONES APPAREL GROUP
  INC                Common Stock  480074103    431,250   15,000   X                     1        61,700
KEEBLER FOODS CO     Common Stock  487256109    418,250   14,000   X                     1        34,900
KERR-MCGEE CORP      Common Stock  492386107    286,325    5,200   X                     1        16,000
KRONOS INC           Common Stock  501052104    381,550   10,400   X                     1        17,378
LASER VISION
  CENTERS INC        Common Stock  51807H100    232,920   16,600   X                     1        57,500
LASON INC            Common Stock  51808R107    570,001   12,800   X                     1        19,000
LEGATO SYSTEMS INC   Common Stock  524651106    409,782    9,400   X                     1        14,800
LEHMAN BROTHERS
  HOLDINGS INC       Common Stock  524908100    974,863   16,700   X                     1        48,000
LONE STAR
  STEAKHOUSE SALOON  Common Stock  542307103    230,625   30,000   X                     1        28,000



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LOUISIANA-PACIFIC
  CORP               Common Stock  546347105    460,938   29,500   X                     1        10,000
LUCENT TECHNOLOGIES
  INC                Common Stock  549463107    265,988    4,100   X                     1         7,200
MEDIMMUNE INC        Common Stock  584699102    498,282    5,000   X                     1        13,500
MEDITRUST COMPANIES  Common Stock  58501T306    424,065   49,890   X                     1        20,000
MERCK & CO           Common Stock  589331107  1,490,688   23,000   X                     1        12,500
METRIS COMPANIES
  INC                Common Stock  591598107    246,620    8,360   X                     1        15,000
MEXICO FUND          Common Stock  592835102    678,756   48,700   X                     1        14,800
MGIC INVESTMENT
  CORP/WI            Common Stock  552848103    334,250    7,000   X                     1         5,200
MICROSOFT CORP       Common Stock  594918104  1,014,300   11,200   X                     1        15,000
MORGAN STANLEY
  DEAN WITTER        Common Stock  617446448    668,906    7,500   X                     1         8,000
NASDAQ 100 SHARES    Common Stock  631100104  2,407,500   20,000   X                     1        10,400
NEW GERMANY FD       Common Stock  644465106    913,224   77,310   X                     1         5,000
OCULAR SCIENCES
  INC                Common Stock  675744106    658,750   34,000   X                     1         9,400
PACIFIC CENTURY
   FINANCIAL CP      Common Stock  694058108    357,656   17,500   X                     1         8,300
PHILIP MORRIS
   COS INC           Common Stock  718154107  1,367,500   40,000   X                     1         5,800
PINNACLE SYSTEMS
   INC               Common Stock  723481107    271,200    6,400   X                     1         4,700
PMI GROUP INC        Common Stock  69344M101  1,207,856   29,550   X                     1        25,000
PREPAID LEGAL
  SERVICES INC       Common Stock  740065107    630,000   16,000   X                     1        44,900
QLOGIC CORP          Common Stock  747277101    209,438    3,000   X                     1        58,500
RFS HOTEL INVESTORS
   INC               Common Stock  74955J108    233,450   20,300   X                     1         4,100
ROSS STORES INC      Common Stock  778296103    949,900   47,200   X                     1        10,000
SCHERING-PLOUGH      Common Stock  806605101    623,838   14,300   X                     1        34,890
SCHLUMBERGER LTD     Common Stock  806857108    834,988   13,400   X                     1         5,000
SEI INVESTMENTS CO   Common Stock  784117103    267,844    3,000   X                     1        35,000
  INC                Common Stock  820286102    158,750   10,000   X                     1         8,360
SONIC AUTOMOTIVE
  INC -CL A          Common Stock  83545G102    130,000   10,000   X                     1        48,700
SOUTHTRUST CORP      Common Stock  844730101  2,672,688   74,500   X                     1         7,000
SPAIN FUND           Common Stock  846330108    327,731   22,700   X                     1        20,200
SPRINGS INDUSTRIES
  -CL A              Common Stock  851783100    203,625    6,000   X                     1        37,500
STANDARD & POORS
  DEPOSITARY         Common Stock  78462F103  1,081,500    8,400   X                     1         7,500
STANDARD PACIFIC CP  Common Stock  85375C101    153,750   15,000   X                     1        20,000
STATION CASINOS INC  Common Stock  857689103    244,125   10,500   X                     1        77,310
STEELCASE INC        Common Stock  858155203    229,969   16,500   X                     1        26,880
STRATEGIC GLOBAL
  INCM FD INC        Common Stock  862719101    190,650   18,600   X                     1        10,000
SYBASE INC           Common Stock  871130100    189,000   16,000   X                     1        10,400
TANDY CORP           Common Stock  875382103    258,438    5,000   X                     1        17,500



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TCW/DW TERM
  TRUST 2003         Common Stock  87234U108    824,900   90,400   X                     1         6,100
TEMPLETON GLOBAL
 INCOME              Common Stock  880198106    680,388  102,700   X                     1         5,000
THQ INC              Common Stock  872443403    411,844    9,550   X                     1        40,000
TOMMY HILFIGER CORP  Common Stock  G8915Z102  1,274,075   45,200   X                     1         6,400
TRANSWITCH CORP      Common Stock  894065101    342,000    6,000   X                     1        19,700
ULTRAMAR DIAMOND
  SHAMROCK           Common Stock  904000106    510,000   20,000   X                     1        36,000
VALASSIS
  COMMUNICATIONS
  INC                Common Stock  918866104    516,266   11,750   X                     1        16,000
WATERS CORP          Common Stock  941848103    581,400    9,600   X                     1        24,700
WIND RIVER SYSTEMS
  INC                Common Stock  973149107    190,000   10,000   X                     1        10,900
WINDMERE-DURABLE
  HOLDINGS           Common Stock  973411101    352,225   29,200   X                     1        20,300

                             Item 4 Total:   59,487,151



[Repeat as necessary]





























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